UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Cumulative effect, period of adoption, adjustment	Share capital	Additional paid-in capital	Additional paid-in capital Cumulative effect, period of adoption, adjustment	Treasury stock	Contributed surplus	Accumulated other comprehensive income/(loss)	Accumulated profit/(deficit)	Accumulated profit/(deficit) Cumulative effect, period of adoption, adjustment
Shares outstanding starting balance (in shares) at Dec. 31, 2021			138,551,387
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)			0
Number of shares repurchased (in shares)	0		0
Shares outstanding ending balance (in shares) at Jun. 30, 2022			138,551,387
Equity starting balance at Dec. 31, 2021		$ (1,600)	$ 1,386	$ 621,037	$ (5,863)	$ 0	$ 461,818	$ (9,194)	$ (92,720)	$ 4,285
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Amortization of stock-based compensation				739
Treasury stock						0
Dividends declared							(37,256)		(15,994)
Fair value adjustments to hedging financial instruments								13,677
Earnings reclassification of previously deferred fair value adjustments to hedging financial instruments	$ 0							0
Fair value adjustments to available-for-sale securities	330							330
Other comprehensive loss	(120)							(120)
Net income	104,429								104,429
Equity ending balance at Jun. 30, 2022	$ 1,046,554		$ 1,386	615,913		0	424,562	4,693	0
Shares outstanding starting balance (in shares) at Dec. 31, 2021			138,551,387
Shares outstanding ending balance (in shares) at Dec. 31, 2022	138,562,173		138,562,173
Equity starting balance at Dec. 31, 2021		$ (1,600)	$ 1,386	621,037	$ (5,863)	0	461,818	(9,194)	(92,720)	$ 4,285
Equity ending balance at Dec. 31, 2022	$ 1,091,231		$ 1,386	616,554		0	424,562	8,714	40,015
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (in shares)			0
Number of shares repurchased (in shares)	(527,417)		(527,417)
Shares outstanding ending balance (in shares) at Jun. 30, 2023	138,034,756		138,034,756
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Amortization of stock-based compensation				816
Treasury stock	$ (4,800)					(4,835)
Dividends declared							0		(60,862)
Fair value adjustments to hedging financial instruments								(3,147)
Earnings reclassification of previously deferred fair value adjustments to hedging financial instruments	4,607							4,607
Fair value adjustments to available-for-sale securities	0							0
Other comprehensive loss	(48)							(48)
Net income	23,264								23,264
Equity ending balance at Jun. 30, 2023	$ 1,051,026		$ 1,386	$ 617,370		$ (4,835)	$ 424,562	$ 10,126	$ 2,417